CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:

1.	This filing is made on behalf of Janus Investment Fund (the “Registrant”). The Registrant’s 1933 Act No. is 002-34393 and Registrant’s 1940 Act No. is 811-01879.

2.	There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 228 (“PEA No. 228”) on October 28, 2015, pursuant to Rule 485(b) under the 1933 Act for the following funds:

INTECH Emerging Markets Managed Volatility Fund	Janus Government Money Market Fund
– Class A Shares	– Class D Shares
– Class C Shares	– Class T Shares
– Class D Shares	Janus High-Yield Fund
– Class I Shares	– Class A Shares
– Class N Shares	– Class C Shares
– Class S Shares	– Class D Shares
– Class T Shares	– Class I Shares
INTECH Global Income Managed Volatility Fund	– Class N Shares
– Class A Shares	– Class R Shares
– Class C Shares	– Class S Shares
– Class D Shares	– Class T Shares
– Class I Shares	Janus Money Market Fund
– Class N Shares	– Class D Shares
– Class S Shares	– Class T Shares
– Class T Shares	Janus Multi-Sector Income Fund
INTECH International Managed Volatility Fund	– Class A Shares
– Class A Shares	– Class C Shares
– Class C Shares	– Class D Shares
– Class D Shares	– Class I Shares
– Class I Shares	– Class N Shares
– Class N Shares	– Class S Shares
– Class S Shares	– Class T Shares
– Class T Shares	Janus Real Return Fund
INTECH U.S. Core Fund	– Class A Shares
– Class A Shares	– Class C Shares
– Class C Shares	– Class D Shares
– Class D Shares	– Class I Shares
– Class I Shares	– Class S Shares
– Class N Shares	– Class T Shares
– Class S Shares	Janus Short-Term Bond Fund
– Class T Shares	– Class A Shares
INTECH U.S. Managed Volatility Fund	– Class C Shares
– Class A Shares	– Class D Shares
– Class C Shares	– Class I Shares
– Class D Shares	– Class N Shares
– Class I Shares	– Class S Shares
– Class N Shares	– Class T Shares
– Class S Shares
– Class T Shares

Janus Adaptive Global Allocation Fund	Perkins Large Cap Value Fund
– Class A Shares	– Class A Shares
– Class C Shares	– Class C Shares
– Class D Shares	– Class D Shares
– Class I Shares	– Class I Shares
– Class N Shares	– Class N Shares
– Class S Shares	– Class S Shares
– Class T Shares	– Class T Shares
Janus Diversified Alternatives Fund	Perkins Mid Cap Value Fund
– Class A Shares	– Class A Shares
– Class C Shares	– Class C Shares
– Class D Shares	– Class D Shares
– Class I Shares	– Class I Shares
– Class N Shares	– Class L Shares
– Class S Shares	– Class N Shares
– Class T Shares	– Class R Shares
Janus Flexible Bond Fund	– Class S Shares
– Class A Shares	– Class T Shares
– Class C Shares	Perkins Select Value Fund
– Class D Shares	– Class A Shares
– Class I Shares	– Class C Shares
– Class N Shares	– Class D Shares
– Class R Shares	– Class I Shares
– Class S Shares	– Class N Shares
– Class T Shares	– Class S Shares
Janus Global Allocation Fund – Conservative	– Class T Shares
– Class A Shares	Perkins Small Cap Value Fund
– Class C Shares	– Class A Shares
– Class D Shares	– Class C Shares
– Class I Shares	– Class D Shares
– Class S Shares	– Class I Shares
– Class T Shares	– Class L Shares
Janus Global Allocation Fund – Growth	– Class N Shares
– Class A Shares	– Class R Shares
– Class C Shares	– Class S Shares
– Class D Shares	– Class T Shares
– Class I Shares	Perkins Value Plus Income Fund
– Class S Shares	– Class A Shares
– Class T Shares	– Class C Shares
Janus Global Allocation Fund – Moderate	– Class D Shares
– Class A Shares	– Class I Shares
– Class C Shares	– Class N Shares
– Class D Shares	– Class S Shares
– Class I Shares	– Class T Shares
– Class S Shares
– Class T Shares
Janus Global Bond Fund
– Class A Shares
– Class C Shares
– Class D Shares
– Class I Shares
– Class N Shares
– Class S Shares
– Class T Shares

(collectively, the “Funds”)

3.	The text of PEA No. 228 has been filed electronically.

DATED: November 2, 2015

JANUS INVESTMENT FUND on behalf of the Funds

By:	/s/ Stephanie Grauerholz
Stephanie Grauerholz
Vice President